Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000091284 | Focus Financial Partners LLC___BNY-LX239873
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000091284 | Acrisure LLC_8.21086__BNY-LX235273
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091284 | Broadstreet Partners Inc_8.09544__BNY-LX232654
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091284 | Sedgwick Claims Management Services Inc_8.25__BNY-LX211038
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091284 | Peraton Corp_8.953__BNY-LX192468
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091284 | AssuredPartners Inc._8.34544__BNY-LX226857
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091284 | UKG Inc_8.55463__BNY-LX225675
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091284 | Great Outdoors Group LLC_9.11__BNY-LX200647
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091284 | Medline Borrower LP_7.59544__BNY-LX228613
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091284 | AthenaHealth Group Inc_8.49674__BNY-LX202290
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091284 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000091284 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091284 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091284 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000091284 | Loans
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000091285 | Focus Financial Partners LLC___BNY-LX239873
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000091285 | Acrisure LLC_8.21086__BNY-LX235273
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091285 | Broadstreet Partners Inc_8.09544__BNY-LX232654
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091285 | Sedgwick Claims Management Services Inc_8.25__BNY-LX211038
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091285 | Peraton Corp_8.953__BNY-LX192468
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091285 | AssuredPartners Inc._8.34544__BNY-LX226857
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091285 | UKG Inc_8.55463__BNY-LX225675
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091285 | Great Outdoors Group LLC_9.11__BNY-LX200647
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091285 | Medline Borrower LP_7.59544__BNY-LX228613
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091285 | AthenaHealth Group Inc_8.49674__BNY-LX202290
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091285 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000091285 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091285 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091285 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000091285 | Loans
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000091286 | Focus Financial Partners LLC___BNY-LX239873
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000091286 | Acrisure LLC_8.21086__BNY-LX235273
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091286 | Broadstreet Partners Inc_8.09544__BNY-LX232654
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091286 | Sedgwick Claims Management Services Inc_8.25__BNY-LX211038
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091286 | Peraton Corp_8.953__BNY-LX192468
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091286 | AssuredPartners Inc._8.34544__BNY-LX226857
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091286 | UKG Inc_8.55463__BNY-LX225675
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091286 | Great Outdoors Group LLC_9.11__BNY-LX200647
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091286 | Medline Borrower LP_7.59544__BNY-LX228613
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091286 | AthenaHealth Group Inc_8.49674__BNY-LX202290
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091286 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000091286 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091286 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091286 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000091286 | Loans
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000091287 | Focus Financial Partners LLC___BNY-LX239873
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000091287 | Acrisure LLC_8.21086__BNY-LX235273
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091287 | Broadstreet Partners Inc_8.09544__BNY-LX232654
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091287 | Sedgwick Claims Management Services Inc_8.25__BNY-LX211038
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091287 | Peraton Corp_8.953__BNY-LX192468
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091287 | AssuredPartners Inc._8.34544__BNY-LX226857
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091287 | UKG Inc_8.55463__BNY-LX225675
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091287 | Great Outdoors Group LLC_9.11__BNY-LX200647
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091287 | Medline Borrower LP_7.59544__BNY-LX228613
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091287 | AthenaHealth Group Inc_8.49674__BNY-LX202290
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091287 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000091287 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091287 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091287 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000091287 | Loans
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000091288 | Focus Financial Partners LLC___BNY-LX239873
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000091288 | Acrisure LLC_8.21086__BNY-LX235273
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091288 | Broadstreet Partners Inc_8.09544__BNY-LX232654
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091288 | Sedgwick Claims Management Services Inc_8.25__BNY-LX211038
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091288 | Peraton Corp_8.953__BNY-LX192468
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091288 | AssuredPartners Inc._8.34544__BNY-LX226857
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091288 | UKG Inc_8.55463__BNY-LX225675
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091288 | Great Outdoors Group LLC_9.11__BNY-LX200647
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091288 | Medline Borrower LP_7.59544__BNY-LX228613
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091288 | AthenaHealth Group Inc_8.49674__BNY-LX202290
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091288 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000091288 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091288 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091288 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000091288 | Loans
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000023002 | Ginnie Mae_5.5__BNY-21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000023002 | Ginnie Mae_5.0__BNY-21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000023002 | Ginnie Mae_3.5__BNY-21H0326A3
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000023002 | Ginnie Mae_2.0__BNY-36179WY85
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023002 | Ginnie Mae_2.5__BNY-36179WQA9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023002 | Ginnie Mae_4.5__BNY-21H0426A2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023002 | Ginnie Mae_2.5__BNY-36179WBY3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023002 | Ginnie Mae_2.0__BNY-36179VZQ6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023002 | Ginnie Mae_2.5__BNY-36179WR26
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023002 | Ginnie Mae_2.5__BNY-36179WNE4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023002 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(26.90%)
C000023002 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023002 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023002 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000023002 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000023002 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	78.50%
C000023004 | Ginnie Mae_5.5__BNY-21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000023004 | Ginnie Mae_5.0__BNY-21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000023004 | Ginnie Mae_3.5__BNY-21H0326A3
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000023004 | Ginnie Mae_2.0__BNY-36179WY85
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023004 | Ginnie Mae_2.5__BNY-36179WQA9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023004 | Ginnie Mae_4.5__BNY-21H0426A2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023004 | Ginnie Mae_2.5__BNY-36179WBY3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023004 | Ginnie Mae_2.0__BNY-36179VZQ6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023004 | Ginnie Mae_2.5__BNY-36179WR26
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023004 | Ginnie Mae_2.5__BNY-36179WNE4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023004 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(26.90%)
C000023004 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023004 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023004 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000023004 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000023004 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	78.50%
C000023005 | Ginnie Mae_5.5__BNY-21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000023005 | Ginnie Mae_5.0__BNY-21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000023005 | Ginnie Mae_3.5__BNY-21H0326A3
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000023005 | Ginnie Mae_2.0__BNY-36179WY85
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023005 | Ginnie Mae_2.5__BNY-36179WQA9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023005 | Ginnie Mae_4.5__BNY-21H0426A2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023005 | Ginnie Mae_2.5__BNY-36179WBY3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023005 | Ginnie Mae_2.0__BNY-36179VZQ6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023005 | Ginnie Mae_2.5__BNY-36179WR26
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023005 | Ginnie Mae_2.5__BNY-36179WNE4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023005 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(26.90%)
C000023005 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023005 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023005 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000023005 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000023005 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	78.50%
C000122009 | Ginnie Mae_5.5__BNY-21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000122009 | Ginnie Mae_5.0__BNY-21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000122009 | Ginnie Mae_3.5__BNY-21H0326A3
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000122009 | Ginnie Mae_2.0__BNY-36179WY85
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122009 | Ginnie Mae_2.5__BNY-36179WQA9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122009 | Ginnie Mae_4.5__BNY-21H0426A2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122009 | Ginnie Mae_2.5__BNY-36179WBY3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122009 | Ginnie Mae_2.0__BNY-36179VZQ6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122009 | Ginnie Mae_2.5__BNY-36179WR26
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122009 | Ginnie Mae_2.5__BNY-36179WNE4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122009 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(26.90%)
C000122009 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000122009 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122009 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122009 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000122009 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	78.50%
C000057275 | Ginnie Mae_5.5__BNY-21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000057275 | Ginnie Mae_5.0__BNY-21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000057275 | Ginnie Mae_3.5__BNY-21H0326A3
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000057275 | Ginnie Mae_2.0__BNY-36179WY85
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000057275 | Ginnie Mae_2.5__BNY-36179WQA9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057275 | Ginnie Mae_4.5__BNY-21H0426A2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057275 | Ginnie Mae_2.5__BNY-36179WBY3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057275 | Ginnie Mae_2.0__BNY-36179VZQ6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000057275 | Ginnie Mae_2.5__BNY-36179WR26
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057275 | Ginnie Mae_2.5__BNY-36179WNE4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057275 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(26.90%)
C000057275 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000057275 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057275 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000057275 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000057275 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	78.50%
C000215435 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000215435 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000215435 | U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000215435 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000215435 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000215437 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000215437 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000215437 | U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000215437 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000215437 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000215436 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000215436 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000215436 | U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000215436 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000215436 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000250818 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000250818 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000250818 | U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000250818 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000250818 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000215433 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000215433 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000215433 | U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000215433 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000215433 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000023007 | CSC Holdings LLC_11.25__BNY-126307BM8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023007 | Royal Caribbean Cruises Ltd._5.375__BNY-780153BK7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023007 | Sirius XM Radio, Inc._5.0__BNY-82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023007 | HUB International Ltd_8.25537__BNY-LX238977
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023007 | Cloud Software Group, Inc._6.5__BNY-88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023007 | CCO Holdings LLC / CCO Holdings Capital Corp._4.5__BNY-1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023007 | Carvana Co._12.0__BNY-146869AL6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023007 | Viking Cruises Ltd._5.875__BNY-92676XAD9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023007 | Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl_4.625__BNY-019579AA9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023007 | CHS/Community Health Systems, Inc._5.25__BNY-12543DBM1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023007 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023007 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000023007 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000023009 | CSC Holdings LLC_11.25__BNY-126307BM8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023009 | Royal Caribbean Cruises Ltd._5.375__BNY-780153BK7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023009 | Sirius XM Radio, Inc._5.0__BNY-82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023009 | HUB International Ltd_8.25537__BNY-LX238977
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023009 | Cloud Software Group, Inc._6.5__BNY-88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023009 | CCO Holdings LLC / CCO Holdings Capital Corp._4.5__BNY-1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023009 | Carvana Co._12.0__BNY-146869AL6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023009 | Viking Cruises Ltd._5.875__BNY-92676XAD9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023009 | Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl_4.625__BNY-019579AA9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023009 | CHS/Community Health Systems, Inc._5.25__BNY-12543DBM1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023009 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023009 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000023009 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069597 | CSC Holdings LLC_11.25__BNY-126307BM8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000069597 | Royal Caribbean Cruises Ltd._5.375__BNY-780153BK7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000069597 | Sirius XM Radio, Inc._5.0__BNY-82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000069597 | HUB International Ltd_8.25537__BNY-LX238977
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000069597 | Cloud Software Group, Inc._6.5__BNY-88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000069597 | CCO Holdings LLC / CCO Holdings Capital Corp._4.5__BNY-1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000069597 | Carvana Co._12.0__BNY-146869AL6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069597 | Viking Cruises Ltd._5.875__BNY-92676XAD9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069597 | Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl_4.625__BNY-019579AA9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069597 | CHS/Community Health Systems, Inc._5.25__BNY-12543DBM1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069597 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069597 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000069597 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000139707 | CSC Holdings LLC_11.25__BNY-126307BM8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000139707 | Royal Caribbean Cruises Ltd._5.375__BNY-780153BK7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000139707 | Sirius XM Radio, Inc._5.0__BNY-82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000139707 | HUB International Ltd_8.25537__BNY-LX238977
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000139707 | Cloud Software Group, Inc._6.5__BNY-88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000139707 | CCO Holdings LLC / CCO Holdings Capital Corp._4.5__BNY-1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000139707 | Carvana Co._12.0__BNY-146869AL6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139707 | Viking Cruises Ltd._5.875__BNY-92676XAD9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139707 | Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl_4.625__BNY-019579AA9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139707 | CHS/Community Health Systems, Inc._5.25__BNY-12543DBM1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139707 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000139707 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000139707 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000172347 | CSC Holdings LLC_11.25__BNY-126307BM8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000172347 | Royal Caribbean Cruises Ltd._5.375__BNY-780153BK7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000172347 | Sirius XM Radio, Inc._5.0__BNY-82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000172347 | HUB International Ltd_8.25537__BNY-LX238977
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000172347 | Cloud Software Group, Inc._6.5__BNY-88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000172347 | CCO Holdings LLC / CCO Holdings Capital Corp._4.5__BNY-1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000172347 | Carvana Co._12.0__BNY-146869AL6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172347 | Viking Cruises Ltd._5.875__BNY-92676XAD9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172347 | Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl_4.625__BNY-019579AA9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172347 | CHS/Community Health Systems, Inc._5.25__BNY-12543DBM1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172347 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172347 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000172347 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000103051 | CSC Holdings LLC_11.25__BNY-126307BM8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000103051 | Royal Caribbean Cruises Ltd._5.375__BNY-780153BK7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000103051 | Sirius XM Radio, Inc._5.0__BNY-82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000103051 | HUB International Ltd_8.25537__BNY-LX238977
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103051 | Cloud Software Group, Inc._6.5__BNY-88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103051 | CCO Holdings LLC / CCO Holdings Capital Corp._4.5__BNY-1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103051 | Carvana Co._12.0__BNY-146869AL6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000103051 | Viking Cruises Ltd._5.875__BNY-92676XAD9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000103051 | Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl_4.625__BNY-019579AA9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000103051 | CHS/Community Health Systems, Inc._5.25__BNY-12543DBM1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000103051 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103051 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000103051 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000023012 | United States Treasury Bonds_4.125__BNY-912810UD8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023012 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023012 | United States Treasury Notes_4.35__BNY-912810UA4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023012 | United States Treasury Notes_3.625__BNY-91282CLL3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023012 | Ginnie Mae_4.5__BNY-36179YAQ7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023012 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023012 | United States Treasury Notes_3.5__BNY-91282CLP4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023012 | Uniform Mortgage-Backed Securities_3.0__BNY-3140QN6Q0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023012 | Uniform Mortgage-Backed Securities_2.0__BNY-3133KLZW0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023012 | Uniform Mortgage-Backed Securities_5.5__BNY-31418ES50
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023012 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023012 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000023012 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000023012 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000023012 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000023012 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000023012 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000023012 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023014 | United States Treasury Bonds_4.125__BNY-912810UD8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023014 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023014 | United States Treasury Notes_4.35__BNY-912810UA4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023014 | United States Treasury Notes_3.625__BNY-91282CLL3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023014 | Ginnie Mae_4.5__BNY-36179YAQ7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023014 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023014 | United States Treasury Notes_3.5__BNY-91282CLP4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023014 | Uniform Mortgage-Backed Securities_3.0__BNY-3140QN6Q0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023014 | Uniform Mortgage-Backed Securities_2.0__BNY-3133KLZW0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023014 | Uniform Mortgage-Backed Securities_5.5__BNY-31418ES50
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023014 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023014 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000023014 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000023014 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000023014 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000023014 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000023014 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000023014 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023015 | United States Treasury Bonds_4.125__BNY-912810UD8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023015 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023015 | United States Treasury Notes_4.35__BNY-912810UA4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023015 | United States Treasury Notes_3.625__BNY-91282CLL3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023015 | Ginnie Mae_4.5__BNY-36179YAQ7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023015 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023015 | United States Treasury Notes_3.5__BNY-91282CLP4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023015 | Uniform Mortgage-Backed Securities_3.0__BNY-3140QN6Q0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023015 | Uniform Mortgage-Backed Securities_2.0__BNY-3133KLZW0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023015 | Uniform Mortgage-Backed Securities_5.5__BNY-31418ES50
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023015 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023015 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000023015 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000023015 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000023015 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000023015 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000023015 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000023015 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023011 | United States Treasury Bonds_4.125__BNY-912810UD8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023011 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023011 | United States Treasury Notes_4.35__BNY-912810UA4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023011 | United States Treasury Notes_3.625__BNY-91282CLL3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023011 | Ginnie Mae_4.5__BNY-36179YAQ7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023011 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023011 | United States Treasury Notes_3.5__BNY-91282CLP4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023011 | Uniform Mortgage-Backed Securities_3.0__BNY-3140QN6Q0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023011 | Uniform Mortgage-Backed Securities_2.0__BNY-3133KLZW0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023011 | Uniform Mortgage-Backed Securities_5.5__BNY-31418ES50
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023011 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023011 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000023011 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000023011 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000023011 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000023011 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000023011 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000023011 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122010 | United States Treasury Bonds_4.125__BNY-912810UD8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122010 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122010 | United States Treasury Notes_4.35__BNY-912810UA4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122010 | United States Treasury Notes_3.625__BNY-91282CLL3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122010 | Ginnie Mae_4.5__BNY-36179YAQ7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122010 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122010 | United States Treasury Notes_3.5__BNY-91282CLP4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122010 | Uniform Mortgage-Backed Securities_3.0__BNY-3140QN6Q0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122010 | Uniform Mortgage-Backed Securities_2.0__BNY-3133KLZW0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122010 | Uniform Mortgage-Backed Securities_5.5__BNY-31418ES50
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122010 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122010 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000122010 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000122010 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000122010 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000122010 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000122010 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000122010 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000057276 | United States Treasury Bonds_4.125__BNY-912810UD8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000057276 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000057276 | United States Treasury Notes_4.35__BNY-912810UA4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000057276 | United States Treasury Notes_3.625__BNY-91282CLL3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000057276 | Ginnie Mae_4.5__BNY-36179YAQ7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057276 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000057276 | United States Treasury Notes_3.5__BNY-91282CLP4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000057276 | Uniform Mortgage-Backed Securities_3.0__BNY-3140QN6Q0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000057276 | Uniform Mortgage-Backed Securities_2.0__BNY-3133KLZW0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000057276 | Uniform Mortgage-Backed Securities_5.5__BNY-31418ES50
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000057276 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000057276 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000057276 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000057276 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000057276 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000057276 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000057276 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000057276 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121358 | United States Treasury Notes_3.625__BNY-91282CLL3
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000121358 | United States Treasury Notes_3.5__BNY-91282CLP4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121358 | United States Treasury Notes_2.0__BNY-912828K74
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000121358 | Freddie Mac REMIC Trust_6.007_Class FA_BNY-31396NGM2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121358 | Freddie Mac Strips_6.08_Class F43_BNY-3133Q3JL6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121358 | DC Commercial Mortgage Trust_6.314_Class A_BNY-24023AAA8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121358 | ILPT Commercial Mortgage Trust_7.342_Class A_BNY-449652AA4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121358 | BRSP Ltd._6.979_Class B_BNY-05591XAE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121358 | Freddie Mac Strips_6.28_Class F44_BNY-3133Q3JM4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121358 | OHA Credit Partners XIII Ltd._6.459_Class A1R2_BNY-67110NBB0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121358 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000121358 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000121358 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000121358 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000121358 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000121358 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000121358 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000121359 | United States Treasury Notes_3.625__BNY-91282CLL3
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000121359 | United States Treasury Notes_3.5__BNY-91282CLP4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121359 | United States Treasury Notes_2.0__BNY-912828K74
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000121359 | Freddie Mac REMIC Trust_6.007_Class FA_BNY-31396NGM2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121359 | Freddie Mac Strips_6.08_Class F43_BNY-3133Q3JL6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121359 | DC Commercial Mortgage Trust_6.314_Class A_BNY-24023AAA8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121359 | ILPT Commercial Mortgage Trust_7.342_Class A_BNY-449652AA4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121359 | BRSP Ltd._6.979_Class B_BNY-05591XAE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121359 | Freddie Mac Strips_6.28_Class F44_BNY-3133Q3JM4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121359 | OHA Credit Partners XIII Ltd._6.459_Class A1R2_BNY-67110NBB0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121359 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000121359 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000121359 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000121359 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000121359 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000121359 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000121359 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000121360 | United States Treasury Notes_3.625__BNY-91282CLL3
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000121360 | United States Treasury Notes_3.5__BNY-91282CLP4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121360 | United States Treasury Notes_2.0__BNY-912828K74
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000121360 | Freddie Mac REMIC Trust_6.007_Class FA_BNY-31396NGM2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121360 | Freddie Mac Strips_6.08_Class F43_BNY-3133Q3JL6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121360 | DC Commercial Mortgage Trust_6.314_Class A_BNY-24023AAA8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121360 | ILPT Commercial Mortgage Trust_7.342_Class A_BNY-449652AA4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121360 | BRSP Ltd._6.979_Class B_BNY-05591XAE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121360 | Freddie Mac Strips_6.28_Class F44_BNY-3133Q3JM4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121360 | OHA Credit Partners XIII Ltd._6.459_Class A1R2_BNY-67110NBB0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121360 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000121360 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000121360 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000121360 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000121360 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000121360 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000121360 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000121361 | United States Treasury Notes_3.625__BNY-91282CLL3
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000121361 | United States Treasury Notes_3.5__BNY-91282CLP4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121361 | United States Treasury Notes_2.0__BNY-912828K74
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000121361 | Freddie Mac REMIC Trust_6.007_Class FA_BNY-31396NGM2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121361 | Freddie Mac Strips_6.08_Class F43_BNY-3133Q3JL6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121361 | DC Commercial Mortgage Trust_6.314_Class A_BNY-24023AAA8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121361 | ILPT Commercial Mortgage Trust_7.342_Class A_BNY-449652AA4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121361 | BRSP Ltd._6.979_Class B_BNY-05591XAE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121361 | Freddie Mac Strips_6.28_Class F44_BNY-3133Q3JM4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121361 | OHA Credit Partners XIII Ltd._6.459_Class A1R2_BNY-67110NBB0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121361 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000121361 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000121361 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000121361 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000121361 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000121361 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000121361 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000129860 | United States Treasury Notes_3.625__BNY-91282CLL3
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000129860 | United States Treasury Notes_3.5__BNY-91282CLP4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000129860 | United States Treasury Notes_2.0__BNY-912828K74
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000129860 | Freddie Mac REMIC Trust_6.007_Class FA_BNY-31396NGM2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000129860 | Freddie Mac Strips_6.08_Class F43_BNY-3133Q3JL6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000129860 | DC Commercial Mortgage Trust_6.314_Class A_BNY-24023AAA8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000129860 | ILPT Commercial Mortgage Trust_7.342_Class A_BNY-449652AA4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000129860 | BRSP Ltd._6.979_Class B_BNY-05591XAE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000129860 | Freddie Mac Strips_6.28_Class F44_BNY-3133Q3JM4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000129860 | OHA Credit Partners XIII Ltd._6.459_Class A1R2_BNY-67110NBB0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000129860 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000129860 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000129860 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000129860 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000129860 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000129860 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129860 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000121362 | United States Treasury Notes_3.625__BNY-91282CLL3
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000121362 | United States Treasury Notes_3.5__BNY-91282CLP4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121362 | United States Treasury Notes_2.0__BNY-912828K74
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000121362 | Freddie Mac REMIC Trust_6.007_Class FA_BNY-31396NGM2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121362 | Freddie Mac Strips_6.08_Class F43_BNY-3133Q3JL6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121362 | DC Commercial Mortgage Trust_6.314_Class A_BNY-24023AAA8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121362 | ILPT Commercial Mortgage Trust_7.342_Class A_BNY-449652AA4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121362 | BRSP Ltd._6.979_Class B_BNY-05591XAE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121362 | Freddie Mac Strips_6.28_Class F44_BNY-3133Q3JM4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121362 | OHA Credit Partners XIII Ltd._6.459_Class A1R2_BNY-67110NBB0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121362 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000121362 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000121362 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000121362 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000121362 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000121362 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000121362 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000240916 | VistaJet Malta Finance PLC / Vista Management Holding, Inc._9.5__BNY-92841HAA0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240916 | Asurion, LLC_8.84__BNY-LX196395
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240916 | Uber Technologies, Inc._8.0__BNY-90353TAC4
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240916 | HAT Holdings I LLC / HAT Holdings II LLC_8.0__BNY-418751AL7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240916 | Global Auto Holdings Ltd./AAG FH UK Ltd._8.375__BNY-00033GAA3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240916 | LD Holdings Group LLC_6.125__BNY-521088AC8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240916 | Consensus Cloud Solutions, Inc._6.5__BNY-20848VAB1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240916 | Freedom Mortgage Holdings LLC_9.25__BNY-35641AAA6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240916 | Global Aircraft Leasing Co. Ltd._8.75__BNY-37960JAC2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240916 | Sunnova Energy Corp._11.75__BNY-86745GAG8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240916 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240916 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000240916 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000242678 | VistaJet Malta Finance PLC / Vista Management Holding, Inc._9.5__BNY-92841HAA0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242678 | Asurion, LLC_8.84__BNY-LX196395
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242678 | Uber Technologies, Inc._8.0__BNY-90353TAC4
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242678 | HAT Holdings I LLC / HAT Holdings II LLC_8.0__BNY-418751AL7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242678 | Global Auto Holdings Ltd./AAG FH UK Ltd._8.375__BNY-00033GAA3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242678 | LD Holdings Group LLC_6.125__BNY-521088AC8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242678 | Consensus Cloud Solutions, Inc._6.5__BNY-20848VAB1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242678 | Freedom Mortgage Holdings LLC_9.25__BNY-35641AAA6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242678 | Global Aircraft Leasing Co. Ltd._8.75__BNY-37960JAC2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242678 | Sunnova Energy Corp._11.75__BNY-86745GAG8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242678 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242678 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000242678 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000240914 | VistaJet Malta Finance PLC / Vista Management Holding, Inc._9.5__BNY-92841HAA0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240914 | Asurion, LLC_8.84__BNY-LX196395
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240914 | Uber Technologies, Inc._8.0__BNY-90353TAC4
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240914 | HAT Holdings I LLC / HAT Holdings II LLC_8.0__BNY-418751AL7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240914 | Global Auto Holdings Ltd./AAG FH UK Ltd._8.375__BNY-00033GAA3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240914 | LD Holdings Group LLC_6.125__BNY-521088AC8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240914 | Consensus Cloud Solutions, Inc._6.5__BNY-20848VAB1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240914 | Freedom Mortgage Holdings LLC_9.25__BNY-35641AAA6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240914 | Global Aircraft Leasing Co. Ltd._8.75__BNY-37960JAC2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240914 | Sunnova Energy Corp._11.75__BNY-86745GAG8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240914 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240914 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000240914 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000240915 | VistaJet Malta Finance PLC / Vista Management Holding, Inc._9.5__BNY-92841HAA0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240915 | Asurion, LLC_8.84__BNY-LX196395
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240915 | Uber Technologies, Inc._8.0__BNY-90353TAC4
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240915 | HAT Holdings I LLC / HAT Holdings II LLC_8.0__BNY-418751AL7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240915 | Global Auto Holdings Ltd./AAG FH UK Ltd._8.375__BNY-00033GAA3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240915 | LD Holdings Group LLC_6.125__BNY-521088AC8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240915 | Consensus Cloud Solutions, Inc._6.5__BNY-20848VAB1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240915 | Freedom Mortgage Holdings LLC_9.25__BNY-35641AAA6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240915 | Global Aircraft Leasing Co. Ltd._8.75__BNY-37960JAC2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240915 | Sunnova Energy Corp._11.75__BNY-86745GAG8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240915 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240915 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000240915 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000119020 | Ginnie Mae_5.0__BNY-21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119020 | Uniform Mortgage-Backed Securities_5.5__BNY-01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119020 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119020 | United States Treasury Notes_3.875__BNY-91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119020 | GS Mortgage Securities Corp. Trust_6.861_Class B_BNY-36266CAE6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119020 | Ginnie Mae_1.77_Class S_BNY-38383XLD4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119020 | Uniform Mortgage-Backed Securities_5.5__BNY-01F0526A5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119020 | Goldman Sachs Group, Inc._5.727__BNY-38141GA87
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119020 | Wells Fargo & Co._5.707__BNY-95000U3L5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119020 | Morgan Stanley_5.652__BNY-61747YFP5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119020 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000119020 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119020 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119020 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000119020 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000119020 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119020 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000119020 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000119020 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000119020 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000119020 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119021 | Ginnie Mae_5.0__BNY-21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119021 | Uniform Mortgage-Backed Securities_5.5__BNY-01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119021 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119021 | United States Treasury Notes_3.875__BNY-91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119021 | GS Mortgage Securities Corp. Trust_6.861_Class B_BNY-36266CAE6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119021 | Ginnie Mae_1.77_Class S_BNY-38383XLD4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119021 | Uniform Mortgage-Backed Securities_5.5__BNY-01F0526A5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119021 | Goldman Sachs Group, Inc._5.727__BNY-38141GA87
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119021 | Wells Fargo & Co._5.707__BNY-95000U3L5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119021 | Morgan Stanley_5.652__BNY-61747YFP5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119021 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000119021 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119021 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119021 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000119021 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000119021 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119021 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000119021 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000119021 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000119021 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000119021 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119022 | Ginnie Mae_5.0__BNY-21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119022 | Uniform Mortgage-Backed Securities_5.5__BNY-01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119022 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119022 | United States Treasury Notes_3.875__BNY-91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119022 | GS Mortgage Securities Corp. Trust_6.861_Class B_BNY-36266CAE6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119022 | Ginnie Mae_1.77_Class S_BNY-38383XLD4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119022 | Uniform Mortgage-Backed Securities_5.5__BNY-01F0526A5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119022 | Goldman Sachs Group, Inc._5.727__BNY-38141GA87
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119022 | Wells Fargo & Co._5.707__BNY-95000U3L5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119022 | Morgan Stanley_5.652__BNY-61747YFP5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119022 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000119022 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119022 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119022 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000119022 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000119022 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119022 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000119022 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000119022 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000119022 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000119022 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119023 | Ginnie Mae_5.0__BNY-21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119023 | Uniform Mortgage-Backed Securities_5.5__BNY-01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119023 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119023 | United States Treasury Notes_3.875__BNY-91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119023 | GS Mortgage Securities Corp. Trust_6.861_Class B_BNY-36266CAE6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119023 | Ginnie Mae_1.77_Class S_BNY-38383XLD4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119023 | Uniform Mortgage-Backed Securities_5.5__BNY-01F0526A5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119023 | Goldman Sachs Group, Inc._5.727__BNY-38141GA87
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119023 | Wells Fargo & Co._5.707__BNY-95000U3L5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119023 | Morgan Stanley_5.652__BNY-61747YFP5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119023 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000119023 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119023 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119023 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000119023 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000119023 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119023 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000119023 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000119023 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000119023 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000119023 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159021 | Ginnie Mae_5.0__BNY-21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159021 | Uniform Mortgage-Backed Securities_5.5__BNY-01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159021 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159021 | United States Treasury Notes_3.875__BNY-91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159021 | GS Mortgage Securities Corp. Trust_6.861_Class B_BNY-36266CAE6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159021 | Ginnie Mae_1.77_Class S_BNY-38383XLD4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159021 | Uniform Mortgage-Backed Securities_5.5__BNY-01F0526A5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159021 | Goldman Sachs Group, Inc._5.727__BNY-38141GA87
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000159021 | Wells Fargo & Co._5.707__BNY-95000U3L5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000159021 | Morgan Stanley_5.652__BNY-61747YFP5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000159021 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000159021 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000159021 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000159021 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000159021 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000159021 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159021 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000159021 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000159021 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159021 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000159021 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119024 | Ginnie Mae_5.0__BNY-21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119024 | Uniform Mortgage-Backed Securities_5.5__BNY-01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119024 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119024 | United States Treasury Notes_3.875__BNY-91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119024 | GS Mortgage Securities Corp. Trust_6.861_Class B_BNY-36266CAE6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119024 | Ginnie Mae_1.77_Class S_BNY-38383XLD4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119024 | Uniform Mortgage-Backed Securities_5.5__BNY-01F0526A5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119024 | Goldman Sachs Group, Inc._5.727__BNY-38141GA87
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119024 | Wells Fargo & Co._5.707__BNY-95000U3L5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119024 | Morgan Stanley_5.652__BNY-61747YFP5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119024 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000119024 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119024 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119024 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000119024 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000119024 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119024 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000119024 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000119024 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000119024 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000119024 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240817 | CSC Holdings LLC_11.25__BNY-126307BM8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240817 | Royal Caribbean Cruises Ltd._5.375__BNY-780153BK7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240817 | Sirius XM Radio, Inc._5.0__BNY-82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240817 | Cloud Software Group, Inc._6.5__BNY-88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240817 | CCO Holdings LLC / CCO Holdings Capital Corp._4.5__BNY-1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240817 | Carvana Co._12.0__BNY-146869AL6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240817 | Viking Cruises Ltd._5.875__BNY-92676XAD9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240817 | Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl_4.625__BNY-019579AA9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240817 | Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer_6.5__BNY-01883LAG8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240817 | Virgin Media Vendor Financing Notes IV DAC_5.0__BNY-92770QAA5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240817 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000240817 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000240817 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.20%